UNITED STATES
	SECURITES AND EXCHANGE COMMISSION
	     Washington, D.C.  20549

		FORM 13

	     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here is Amendment [ ]; Amendment Number.
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pittenger & Anderson, Inc.
Address:	5533 S. 27th, Suite 201
		Lincoln, NE  68512

13F File Number: 28-6252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct adn complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James S. Pittenger, Jr.
Title:	President
Phone:	402-328-8800
Signature, Place, and Date of Signing:

   James S. Pittenger, Jr.   Lincoln, Nebraska   August 15, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
		none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC TELECOMMUNICATIONS INC     COM                             755     9005 SH       SOLE                     9005
ADOBE SYSTEMS INC              COM              00724f101     4404    33880 SH       SOLE                    33880
AGILENT TECHNOLOGIES COM       COM                            2187    29648 SH       SOLE                    29648
ALCOA INC                      COM              022249106     2371    81760 SH       SOLE                    81760
ALLTEL CORP                    COM              020039103     4369    70538 SH       SOLE                    70538
AMGEN INC                      COM              031162100     2583    36770 SH       SOLE                    36770
AT&T CORP                      COM              001957109     1256    39717 SH       SOLE                    39717
ATMEL CORP                     COM              049513104     3668    99468 SH       SOLE                    99468
B2B INTERNET HOLDR's TRUST     COM                             288     7000 SH       SOLE                     7000
BANK ONE CORP                  COM              059438101      653    24568 SH       SOLE                    24568
BERKSHIRE HATHAWAY INC         COM              084670108     6456      120 SH       SOLE                      120
BERKSHIRE HATHAWAY INC CL B    COM              084670207      262      149 SH       SOLE                      149
BIOGEN INC COM                 COM              090597105     3761    58310 SH       SOLE                    58310
BIOTECH HOLDR's TRUST          COM              09067D201      764     4300 SH       SOLE                     4300
BMC SOFTWARE INC               COM              055921100     3251    89095 SH       SOLE                    89095
BP AMOCO PLC                   COM                             766    13540 SH       SOLE                    13540
BRISTOL MYERS SQUIBB           COM              110122108      562     9650 SH       SOLE                     9650
CHARLES SCHWAB & CO            COM              808513105     7482   222519 SH       SOLE                   222519
CHASE MANHATTAN                COM                             789    17133 SH       SOLE                    17133
CHEVRON CORP                   COM              166751107     1565    18448 SH       SOLE                    18448
CHIRON CORP                    COM                             839    17660 SH       SOLE                    17660
CISCO SYSTEMS INC              COM              17275R102     9665   152048 SH       SOLE                   152048
CITIGROUP INC                  COM              172967101     9952   165176 SH       SOLE                   165176
CONAGRA INC                    COM              205887102     5566   291978 SH       SOLE                   291978
CONEXANT SYSTEMS INC           COM              207142100      214     4400 SH       SOLE                     4400
CORNING INC                    COM              219350105     1395     5170 SH       SOLE                     5170
COSTCO WHOLESALE CORP          COM              22160K105     1909    57845 SH       SOLE                    57845
DELL COMPUTER CORP             COM              247025109     4307    87350 SH       SOLE                    87350
DIGITAL INFO & VIRTUAL ACCESS  COM              253853204       75    83000 SH       SOLE                    83000
DONALDSON LUFKIN & JENRETTE    COM                             640    15075 SH       SOLE                    15075
E M C  CORP                    COM              268648102    13146   170865 SH       SOLE                   170865
ENRON CORP                     COM              293561106     9118   141369 SH       SOLE                   141369
EXXON MOBIL CORP               COM              30231G102    10835   138025 SH       SOLE                   138025
FISERV INC                     COM              337738108   209997  4855421 SH       SOLE                  4855421
FORD MOTOR CO OLD              COM              345370100     4686   108978 SH       SOLE                   108978
FREDDIE MAC                    COM              313400301      448    11050 SH       SOLE                    11050
GATEWAY INC                    COM              367833100     5254    92575 SH       SOLE                    92575
GENERAL ELECTRIC CO            COM              369604103    16200   305654 SH       SOLE                   305654
GENERAL MOTORS CORP            COM              370442105     1987    34226 SH       SOLE                    34226
GM-HUGHES ELECTRONICS          COM              370442832     5629    64151 SH       SOLE                    64151
GOLDMAN SACHS GROUP INC        COM              38141g104     1292    13620 SH       SOLE                    13620
HEWLETT-PACKARD CO             COM              428236103     3630    29068 SH       SOLE                    29068
HOME DEPOT INC                 COM              437076102     5645   113039 SH       SOLE                   113039
INTEL CORP                     COM              458140100    15020   112350 SH       SOLE                   112350
INTERNATIONAL BUSINESS MACHINE COM              459200101     9261    84524 SH       SOLE                    84524
JOHNSON & JOHNSON              COM              478160104     4957    48660 SH       SOLE                    48660
LEVEL 3 COMMUNICATIONS         COM              52729N100    14694   166979 SH       SOLE                   166979
LINEAR TECHNOLOGY CORP         COM                             972    15205 SH       SOLE                    15205
LUCENT TECHNOLOGIES            COM              549463107     9819   165723 SH       SOLE                   165723
MERCK & CO INC                 COM              589331107     7750   101140 SH       SOLE                   101140
MERRILL LYNCH & CO             COM              590188108     7121    61920 SH       SOLE                    61920
MICROSOFT CORP                 COM              594918104     2644    33056 SH       SOLE                    33056
MINNESOTA MINING & MANUFACTURI COM              604059105      237     2869 SH       SOLE                     2869
MORGAN STANLEY DEAN WITTER     COM              617446448    23993   288205 SH       SOLE                   288205
NASDAQ 100 INDEX TRACKING STOC COM              631100104     3166    33972 SH       SOLE                    33972
NORTEL NETWORKS                COM                            2085    30545 SH       SOLE                    30545
OMNICOM GROUP                  COM              681919106     2996    33640 SH       SOLE                    33640
ORACLE CORP                    COM              68389x105     5988    71230 SH       SOLE                    71230
PANJA INC COM                  COM                             122    10000 SH       SOLE                    10000
PFIZER INC                     COM              717081103     7018   146215 SH       SOLE                   146215
ROYAL DUTCH PETROLEUM NY SHARE COM              780257804      563     9150 SH       SOLE                     9150
S B C COMMUNICATIONS           COM              78387G103     1673    38687 SH       SOLE                    38687
SCHERING PLOUGH CORP COM       COM              806605101     4317    85495 SH       SOLE                    85495
SCICLONE PHARMACEUTICALS       COM                            1296   100180 SH       SOLE                   100180
SOLECTRON CORP                 COM                            7582   181054 SH       SOLE                   181054
SPRINT CORP                    COM              852061100     6300   123535 SH       SOLE                   123535
SPRINT PCS GROUP               COM              852061506      308     5170 SH       SOLE                     5170
SUN MICROSYSTEMS INC           COM              866810104     7140    78515 SH       SOLE                    78515
TARGET CORP                    COM              87612e106     1955    33708 SH       SOLE                    33708
TELLABS INC                    COM              879664100     2693    39345 SH       SOLE                    39345
TEXAS INSTRUMENTS INC          COM              882508104     2887    42030 SH       SOLE                    42030
THE WALT DISNEY CO             COM              254687106     2457    63304 SH       SOLE                    63304
TYCO INTERNATIONAL             COM                            6902   145690 SH       SOLE                   145690
U.S. EXPLORATION INC           COM              91182F303     2405  1282818 SH       SOLE                  1282818
VISTEON CORPORATION            COM                             172    14189 SH       SOLE                    14189
VODAFONE GROUP PLC             COM                             361     8705 SH       SOLE                     8705
WAL-MART STORES INC            COM              931142103     9802   170095 SH       SOLE                   170095
WELLS FARGO CO                 COM              949746101     4310   111236 SH       SOLE                   111236
WORLDCOM INC                   COM              98157d106      422     9202 SH       SOLE                     9202
AMERICAN CENTURY - 20TH INVS U MF                              848 19264.028SH       SOLE                19264.028
FIDELITY ADV GROWTH OPP CL I   MF               315807883      522 11736.524SH       SOLE                11736.524
FIDELITY ADVISOR INST EQUITY G MF                             2608 34217.106SH       SOLE                34217.106
FIDELITY ADVISOR MID CAP FUND- MF                              286 12646.812SH       SOLE                12646.812
JANUS ENTERPRISE FUND          MF                              565 7134.383 SH       SOLE                 7134.383
JANUS FUND                     MF                              213 4688.765 SH       SOLE                 4688.765
JANUS TWENTY FUND              MF                              397 5137.965 SH       SOLE                 5137.965
SCHWAB 1000 FUND               MF                              323 8044.147 SH       SOLE                 8044.147
SCHWAB 1000 FUND - SELECT      MF                             1009 25121.414SH       SOLE                25121.414
SCHWAB INTL INDEX FUND - SELEC MF                              635 33247.735SH       SOLE                33247.735
SCHWAB SMALL CAP INDEX FUND -  MF                             1098 52419.767SH       SOLE                52419.767
SELECTED AMERICAN SHARES INC   MF                              987 25917.924SH       SOLE                25917.924
VANGUARD INDEX TR 500 PORTFOLI MF                              475 3543.571 SH       SOLE                 3543.571

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$561,974

List of Other Included Managers:
	none